SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)		3 Months Ended
	Feb. 05, 2025	Mar. 31, 2025	Feb. 28, 2025	Dec. 31, 2024	Mar. 31, 2024
Short-Term Debt [Line Items]
Convertible notes payable					$ 56,000
Total carrying amount		$ 603,829		$ 506,729
Less: Unamortized debt discount		(138,836)		(126,839)
Total convertible notes payable		464,993		379,890
Less: Current portion		464,993		379,890
Long-term portion
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Issuance date		Sep. 30, 2019
Convertible notes payable	$ 51,000	$ 30,000	$ 56,100
Maturity date	Feb. 04, 2025	Sep. 30, 2021
Interest rate	10.00%	8.00%
Total carrying amount		$ 30,000		30,000
Less: Unamortized debt discount			$ (5,100)
Convertible Notes Payable One [Member]
Short-Term Debt [Line Items]
Issuance date		Jan. 29, 2020
Convertible notes payable		$ 10,000
Maturity date		Jan. 29, 2021
Interest rate		8.00%
Total carrying amount		$ 10,000		10,000
Convertible Notes Payable Two [Member]
Short-Term Debt [Line Items]
Issuance date		Feb. 26, 2020
Convertible notes payable		$ 10,000
Maturity date		Feb. 26, 2021
Interest rate		8.00%
Total carrying amount		$ 10,000		10,000
Convertible Notes Payable Three [Member]
Short-Term Debt [Line Items]
Issuance date		Mar. 06, 2020
Convertible notes payable		$ 7,500
Maturity date		Mar. 06, 2021
Interest rate		8.00%
Total carrying amount		$ 7,500		7,500
Convertible Notes Payable Four [Member]
Short-Term Debt [Line Items]
Issuance date		Mar. 05, 2020
Convertible notes payable		$ 3,700
Maturity date		Mar. 05, 2021
Interest rate		8.00%
Total carrying amount		$ 5,900		5,900
Convertible Notes Payable Five [Member]
Short-Term Debt [Line Items]
Issuance date		Mar. 09, 2020
Convertible notes payable		$ 1,200
Maturity date		Mar. 09, 2021
Interest rate		8.00%
Total carrying amount		$ 1,200		1,200
Convertible Notes Payable Six [Member]
Short-Term Debt [Line Items]
Issuance date		Mar. 26, 2020
Convertible notes payable		$ 60,000
Maturity date		Mar. 26, 2021
Interest rate		10.00%
Total carrying amount		$ 60,000		60,000
Convertible Notes Payable Seven [Member]
Short-Term Debt [Line Items]
Issuance date		Mar. 05, 2021
Convertible notes payable		$ 11,300
Maturity date		Mar. 05, 2022
Interest rate		8.00%
Total carrying amount		$ 11,300		11,300
Convertible Notes Payable Eight [Member]
Short-Term Debt [Line Items]
Issuance date		Jul. 11, 2023
Convertible notes payable		$ 11,000
Maturity date		Jul. 11, 2024
Interest rate		7.00%
Total carrying amount		$ 11,000		11,000
Convertible Notes Payable Nine [Member]
Short-Term Debt [Line Items]
Issuance date		Aug. 22, 2023
Convertible notes payable		$ 10,000
Maturity date		Aug. 22, 2024
Interest rate		7.00%
Total carrying amount		$ 10,000		10,000
Convertible Notes Payable Ten [Member]
Short-Term Debt [Line Items]
Issuance date		Nov. 01, 2023
Convertible notes payable		$ 7,000
Maturity date		Oct. 31, 2024
Interest rate		7.00%
Total carrying amount		$ 7,000		7,000
Convertible Notes Payable Eleven [Member]
Short-Term Debt [Line Items]
Issuance date		Apr. 04, 2024
Convertible notes payable		$ 109,379
Maturity date		Oct. 03, 2024
Interest rate		10.00%
Total carrying amount		$ 109,379		109,379
Convertible Notes Payable Twelve [Member]
Short-Term Debt [Line Items]
Issuance date		Apr. 23, 2024
Convertible notes payable		$ 5,000
Maturity date		Apr. 23, 2025
Interest rate		10.00%
Total carrying amount		$ 5,000		5,000
Convertible Notes Payable Fourteen [Member]
Short-Term Debt [Line Items]
Issuance date		May 08, 2024
Convertible notes payable		$ 25,000
Maturity date		May 08, 2025
Interest rate		20.00%
Total carrying amount		$ 25,000		25,000
Convertible Notes Payable Fifteen [Member]
Short-Term Debt [Line Items]
Issuance date		May 08, 2024
Convertible notes payable		$ 50,000
Maturity date		May 08, 2025
Interest rate		10.00%
Total carrying amount		$ 50,000		50,000
Convertible Notes Payable Sixteen [Member]
Short-Term Debt [Line Items]
Issuance date		Jun. 05, 2024
Convertible notes payable		$ 50,000
Maturity date		Jun. 01, 2025
Interest rate		10.00%
Total carrying amount		$ 50,000		50,000
Convertible Notes Payable Seventeen [Member]
Short-Term Debt [Line Items]
Issuance date		Jun. 27, 2024
Convertible notes payable		$ 700
Maturity date		Jun. 27, 2025
Interest rate		10.00%
Total carrying amount		$ 700		700
Convertible Notes Payable Eighteen [Member]
Short-Term Debt [Line Items]
Issuance date		Jul. 17, 2024
Convertible notes payable		$ 50,000
Maturity date		Jul. 17, 2025
Interest rate		10.00%
Total carrying amount		$ 50,000		50,000
Convertible Notes Payable Ninenteen [Member]
Short-Term Debt [Line Items]
Issuance date		Nov. 13, 2024
Convertible notes payable		$ 52,750
Maturity date		Nov. 13, 2025
Interest rate		10.00%
Total carrying amount		$ 52,750		52,750
Convertible Notes Payable Twenty [Member]
Short-Term Debt [Line Items]
Issuance date		Dec. 30, 2024
Convertible notes payable		$ 1,000
Maturity date		Jan. 30, 2025
Interest rate		10.00%
Total carrying amount		$ 1,000
Convertible Notes Payable Twenty One [Member]
Short-Term Debt [Line Items]
Issuance date		Jan. 02, 2025
Convertible notes payable		$ 1,500
Maturity date		Jan. 31, 2025
Interest rate		10.00%
Total carrying amount		$ 1,500
Convertible Notes Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Issuance date		Jan. 17, 2025
Convertible notes payable		$ 37,500
Maturity date		Jan. 17, 2026
Interest rate		10.00%
Total carrying amount		$ 37,500
Convertible Notes Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Issuance date		Feb. 05, 2025
Convertible notes payable		$ 56,100
Maturity date		Feb. 04, 2026
Interest rate		10.00%
Total carrying amount		$ 56,100
Convertible Notes Payable Twenty Four [Member]
Short-Term Debt [Line Items]
Issuance date		Feb. 19, 2025
Convertible notes payable		$ 1,000
Maturity date		Feb. 19, 2026
Interest rate		8.00%
Total carrying amount		$ 1,000